Share-Based Payments - Total Shareholder Return Units Narrative (Details) - Total Shareholder Return Units (TSRU) [Member]	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of trading days	20 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	7 years